Warrants (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
WARRANTS
Warrants to purchase shares of common stock			23,309
Warrants, exercise price			$ 0.06
Warrants exercisable term	9 years 10 months 13 days		9 months
Warrants to purchase common stock issued	12,500	23,309	23,309	23,309
Issuance of common stock through exercise of warrants (in shares)			0	0